Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Unsecured Bonds [Member] | Exchange rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	$ (37,402,976)
Loans with Related Companies [Member] | Interest rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	(6,100,507)	$ (12,944,129)
Bank loans [Member] | Interest rate hedge [Member] | SWAP
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item		(1,947,377)
Operational Income [Member] | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	(4,285,349)	(1,967,328)
Others [Member]. | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	1,082,267	29,981
Others [Member]. | Interest rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item		$ (77,558)
Property, plant & equipment investment [Member] | Exchange rate hedge [Member] | FORWARD
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedged item	$ 3,278,444